18. Marketable debt securities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification:
Financial liabilities at amortized cost		R$ 56,875,514	R$ 73,702,474	R$ 74,626,232
Total		56,875,514	73,702,474	74,626,232
Type:
Real estate credit notes - LCI	[1]	18,846,138	21,266,079	27,159,982
Eurobonds		9,399,277	8,715,382	4,516,647
Treasury Bills	[2]	12,749,911	27,587,340	30,721,206
Agribusiness credit notes - LCA		14,746,831	14,776,877	11,925,018
Guaranteed Real Estate Credit Notes	[3]	1,133,356	1,356,796	303,379
Total		R$ 56,875,514	R$ 73,702,474	R$ 74,626,232

[1]	Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2020, have maturities between 2021 and 2027 (2019 - maturities between 2020 and 2026 and 2018 - maturities between 2019 and 2026).
[2]	The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$50 and permission for early redemption of only 5% of the issued amount, On December 31, 2020, have a maturity between 2021 to 2025 (2019 - maturities between 2020 and 2025 and 2018 - maturities between 2019 and 2025).
[3]	Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer, As of December 31, 2020, maturity until 2021 and 2023 (12/31/2019 - have a maturity between 2021 e 2022).